Consolidated Statements of Financial Position - MXN ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 1,268,902	$ 1,220,471	$ 984,976
Short term bank deposits		2,963,511
Creditors		3,669
Derivative financial instruments		7,287
Sundry debtors		47,523	11,020	19,885
VAT receivable		1,061,873	731,186	609,581
Advanced payments		134,846	72,998	53,155
Inventories		2,524,631	2,357,485	1,931,605
Total current assets		8,012,242	4,393,160	3,599,202
Non-current assets:
Guarantee deposits		37,949	33,174	27,741
Property, furniture, equipment, and lease-hold improvements - Net		5,849,141	4,606,300	3,164,204
Right-of-use assets - Net		6,487,974	5,520,596	4,696,459
Intangible assets - Net		6,794	6,771	8,241
Deferred income tax		494,588	403,801	299,060
Total non-current assets		12,876,446	10,570,642	8,195,705
Total assets		20,888,688	14,963,802	11,794,907
Current liabilities:
Suppliers		7,855,059	7,126,089	5,390,192
Accounts payable and accrued expenses		552,826	322,959	273,731
Income tax payable		43,350	2,326	73,304
Bonus payable to related parties			78,430	43,834
Short-term debt		915,377	744,137	491,236
Lease liabilities		620,019	537,515	417,307
Employees' statutory profit sharing payable		164,062	140,485	114,798
Total current liabilities		10,150,693	8,951,941	6,804,402
Non-current liabilities:
Debt with related parties	[1]		4,340,452	4,276,058
Bonus payable to related parties			0	44,528
Long-term debt		88,273	577,318	540,734
Lease liabilities		6,690,227	5,706,707	4,828,135
Employee benefits		28,231	22,232	14,311
Total non-current liabilities		6,806,731	10,646,709	9,703,766
Total liabilities		16,957,424	19,598,650	16,508,168
Stockholders' equity:
Capital Stock		8,283,347	471,282	471,282
Reserve for share-based payments		1,247,755	851,701	467,135
Cumulative losses		(5,599,838)	(5,957,831)	(5,651,678)
Total stockholders' equity		3,931,264	(4,634,848)	(4,713,261)
Total liabilities and stockholders' equity		$ 20,888,688	$ 14,963,802	$ 11,794,907

[1]	Corresponds to Promissory Notes